Shareholder Report, Holdings (Details) - Fidelity International Credit Central Fund	Dec. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	31.60%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	33.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Germany
Holdings [Line Items]
Percent of Net Asset Value	11.10%
France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Japan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	58.70%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%